Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Document Type	40-F
Amendment Flag	true
Amendment Description	The sole purpose of this amendment is to revise the Commitments table in Note 21 (a) of the Company's Audited Consolidated Financial Statements for the year ended December 31, 2018 for the final figures which were not updated in the original filed version. No other information has changed.
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Registrant Name	Great Panther Silver Ltd
Entity Central Index Key	0001300050
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Trading Symbol	GPL
Entity Common Stock, Shares Outstanding	169,165,007
Entity Emerging Growth Company	false